2. LOANS: Allowance for Credit Losses on Financing Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details
Loans and Leases Receivable, Allowance, Beginning Balance	$ 43,000,000	$ 42,500,000	$ 48,500,000
Provision for loan losses	59,695,888	39,207,197	32,355,146
Allowance for Credit Losses, Charge-Offs	(66,682,422)	(53,570,647)	(52,228,535)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	16,986,534	14,863,450	13,873,389
Loans and Leases Receivable, Allowance, Ending Balance	53,000,000	43,000,000	42,500,000
Financing Receivable, Allowance for Credit Loss, Ending Balance	$ 840,458,743	$ 729,783,655	$ 599,094,594